CRC Transferred to the Paran? State Government (Tables)	12 Months Ended
Dec. 31, 2021
Crc Transferred To Paran State Government
Schedule of changes in CRC

Balance as of		Monetary		Balance as of		Monetary		Balance as of
January 1, 2020	Interest	variations	Amortizations	December 31, 2020	Interest	variations	Receipts	December 31, 2021
1,350,685	80,788	261,176	(300,025)	1,392,624	52,234	201,756	(1,646,614)	-

Current				287,789				-
Noncurrent				1,104,835				-